CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF INCOME
Net revenue		$ 647,040	$ 508,685	$ 324,520
Cost of revenue		178,718	150,456	106,470
Gross profit		468,322	358,229	218,050
Selling, general and administrative		352,722	283,911	190,385
Operating income		115,600	74,318	27,665
Financial income, net		(12,306)	(4,283)	(1,247)
Income before taxes on income		127,906	78,601	28,912
Taxes on income		26,415	20,067	7,184
Net income		$ 101,491	$ 58,534	$ 21,728
Basic Earnings per share attributable to Class A and Class B Ordinary and Redeemable A shareholders(**) (in dollars per share)	[1]	$ 1.77	$ 1.06	$ 0.41
Diluted Earnings per share attributable to Class A and Class B Ordinary and Redeemable A shareholders(**) (in dollars per share)	[1]	$ 1.64	$ 1.00	$ 0.39

[1]	The results have been adjusted for the issuance of Class B ordinary shares and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (Note 13).